Commitments and Contingencies (Details) - Schedule of future minimum capital commitments under non-cancelable contracts - USD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Schedule Of Future Minimum Capital Commitments Under Non Cancelable Contracts Abstract
Capital commitment for construction of schools	$ 10,764	$ 70,231
Capital commitment for an equity method investment	208,866	208,866
Total	$ 219,630	$ 279,097